Subsidiary Guarantors	12 Months Ended
Dec. 31, 2016
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Subsidiary Guarantors

18. SUBSIDIARY GUARANTORS

The Company’s long-term debt at December 31, 2016 included $275,000 of 7.375% senior notes due February 1, 2019. The Company’s obligations under these senior unsecured notes were guaranteed by the Company’s 100% owned domestic subsidiaries. Such guarantees were full, unconditional and joint and several.

In May 2017, the Company issued $325,000 of 8.000% senior notes. The Company has recast the presentation of the guarantor financial information to reflect the release of certain of the Company’s 100% owned domestic subsidiaries as subsidiary guarantors of the debt. The Company’s obligations under these senior unsecured notes are guaranteed by certain of the Company’s 100% owned domestic subsidiaries. Such guarantees are full, unconditional and joint and several.

The following supplemental financial information sets forth for the Company’s new guarantor structure for its $325,000 of 8.000% senior notes, including, subsidiary guarantors (on a combined basis), the Company’s non-guarantor subsidiaries (on a combined basis) and Great Lakes Dredge & Dock Corporation, exclusive of its subsidiaries (“GLDD Corporation”):

(i)	balance sheets as of December 31, 2016 and 2015;
(ii)	statements of operations and comprehensive income (loss) for the years ended December 31, 2016, 2015 and 2014; and
(iii)	statements of cash flows for the years ended December 31, 2016, 2015 and 2014.

GREAT LAKES DREDGE & DOCK CORPORATION AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEET
AS OF DECEMBER 31, 2016
(In thousands)

ASSETS	Subsidiary Guarantors	Non-Guarantor Subsidiaries	GLDD Corporation	Eliminations	Consolidated Totals
CURRENT ASSETS:
Cash and cash equivalents	$10,414	$751	$2	$—	$11,167
Accounts receivable — net	75,412	14,242	—	(1,563)	88,091
Contract revenues in excess of billings	91,478	3,534	—	—	95,012
Inventories	37,137	—	—	—	37,137
Prepaid expenses	12,287	120	—	—	12,407
Other current assets	60,844	2,568	—	—	63,412
Total current assets	287,572	21,215	2	(1,563)	307,226

PROPERTY AND EQUIPMENT—Net	407,516	5,492	—	—	413,008
GOODWILL	83,576	—	—	—	83,576
OTHER INTANGIBLE ASSETS—Net	1,067	432	—	—	1,499
INVENTORIES — Noncurrent	52,602	—	—	—	52,602
INVESTMENTS IN JOINT VENTURES	4,685	49	—	—	4,734
ASSETS HELD FOR SALE— Noncurrent	8,390	909	—	—	9,299
RECEIVABLES FROM AFFILIATES	58,284	16,807	82,340	(157,431)	—
INVESTMENTS IN SUBSIDIARIES	—	—	636,216	(636,216)	—
OTHER	14,692	1	6,951	—	21,644
TOTAL	$918,384	$44,905	$725,509	$(795,210)	$893,588

LIABILITIES AND EQUITY
CURRENT LIABILITIES:
Accounts payable	$101,795	$2,879	$17	$(1,506)	$103,185
Accrued expenses	55,940	3,222	9,881	—	69,043
Billings in excess of contract revenues	4,699	499	—	(57)	5,141
Current portion of long term debt	305	1,015	1,145	—	2,465
Total current liabilities	162,739	7,615	11,043	(1,563)	179,834

7 3/8% SENIOR NOTES	—	—	272,998	—	272,998
REVOLVING CREDIT FACILITY	—	—	104,111	—	104,111
NOTE PAYABLE	—	—	13,293	—	13,293
DEFERRED INCOME TAXES	(1,833)	—	70,282	—	68,449
PAYABLES TO AFFILIATES	80,769	70,921	5,741	(157,431)	—
INVESTMENTS IN SUBSIDIARIES	32,000	—	—	(32,000)	—
OTHER	5,925	937	151	—	7,013
Total liabilities	279,600	79,473	477,619	(190,994)	645,698

TOTAL EQUITY	638,784	(34,568)	247,890	(604,216)	247,890
TOTAL	$918,384	$44,905	$725,509	$(795,210)	$893,588

GREAT LAKES DREDGE & DOCK CORPORATION AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEET
AS OF DECEMBER 31, 2015
(In thousands)

ASSETS	Subsidiary Guarantors	Non-Guarantor Subsidiaries	GLDD Corporation	Eliminations	Consolidated Totals
CURRENT ASSETS:
Cash and cash equivalents	$11,698	$2,484	$2	$—	$14,184
Accounts receivable — net	103,868	30,545	—	(3,636)	130,777
Contract revenues in excess of billings	75,161	6,034	—	—	81,195
Inventories	35,963	—	—	—	35,963
Prepaid expenses	7,590	334	—	—	7,924
Other current assets	57,119	2,094	477	—	59,690
Total current assets	291,399	41,491	479	(3,636)	329,733

PROPERTY AND EQUIPMENT—Net	407,788	22,422	—	—	430,210
GOODWILL	83,576	—	—	—	83,576
OTHER INTANGIBLE ASSETS—Net	1,565	863	—	—	2,428
INVENTORIES — Noncurrent	41,646	—	—	—	41,646
INVESTMENTS IN JOINT VENTURES	3,704	57	—	—	3,761
RECEIVABLES FROM AFFILIATES	62,035	15,915	70,738	(148,688)	—
INVESTMENTS IN SUBSIDIARIES	10,403	—	621,984	(632,387)	—
OTHER	6,702	3	65	—	6,770
TOTAL	$908,818	$80,751	$693,266	$(784,711)	$898,124

LIABILITIES AND EQUITY
CURRENT LIABILITIES:
Accounts payable	$111,938	$10,443	$—	$(3,535)	$118,846
Accrued expenses	61,211	2,159	8,907	—	72,277
Billings in excess of contract revenues	6,297	865	—	(101)	7,061
Current portion of long term debt	296	1,128	6,082	—	7,506
Total current liabilities	179,742	14,595	14,989	(3,636)	205,690

7 3/8% SENIOR NOTES	—	—	271,998	—	271,998
REVOLVING CREDIT FACILITY	—	—	20,000	—	20,000
NOTE PAYABLE	—	323	53,469	—	53,792
DEFERRED INCOME TAXES	(783)	—	74,789	—	74,006
PAYABLES TO AFFILIATES	81,405	61,574	5,709	(148,688)	—
OTHER	18,374	1,952	139	—	20,465
Total liabilities	278,738	78,444	441,093	(152,324)	645,951

TOTAL EQUITY	630,080	2,307	252,173	(632,387)	252,173
TOTAL	$908,818	$80,751	$693,266	$(784,711)	$898,124

GREAT LAKES DREDGE & DOCK CORPORATION AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
FOR THE YEAR ENDED DECEMBER 31, 2016
(In thousands)

	Subsidiary Guarantors	Non-Guarantor Subsidiaries	GLDD Corporation	Eliminations	Consolidated Totals
Contract revenues	$726,239	$44,086	$—	$(2,740)	$767,585
Costs of contract revenues	(622,158)	(61,779)	—	2,740	(681,197)
Gross profit	104,081	(17,693)	—	—	86,388

OPERATING EXPENSES:
General and administrative expenses	51,678	13,904	(49)	—	65,533
Loss on sale of assets—net	3,040	3,135	—	—	6,175
Operating income (loss)	49,363	(34,732)	49	—	14,680

Interest income (expense)—net	1,985	(1,497)	(23,395)	—	(22,907)
Equity in earnings (loss) of subsidiaries	(31,488)	—	10,313	21,175	—
Equity in loss of joint ventures	(2,365)	—	—	—	(2,365)
Other expense	(2,626)	(751)	—	—	(3,377)
Income (loss) before income taxes	14,869	(36,980)	(13,033)	21,175	(13,969)

Income tax (provision) benefit	1,080	(144)	4,856	—	5,792

Net income (loss)	$15,949	$(37,124)	$(8,177)	$21,175	$(8,177)

Comprehensive income (loss)	$16,279	$(36,616)	$(7,339)	$20,337	$(7,339)

GREAT LAKES DREDGE & DOCK CORPORATION AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
FOR THE YEAR ENDED DECEMBER 31, 2015
(In thousands)

	Subsidiary Guarantors	Non-Guarantor Subsidiaries	GLDD Corporation	Eliminations	Consolidated Totals
Contract revenues	$778,337	$86,666	$—	$(8,125)	$856,878
Costs of contract revenues	(670,973)	(98,107)	—	8,125	(760,955)
Gross profit	107,364	(11,441)	—	—	95,923

OPERATING EXPENSES:
General and administrative expenses	58,682	12,387	—	—	71,069
Impairment of goodwill	—	2,750	—	—	2,750
Gain on sale of assets—net	(885)	30	—	—	(855)
Operating income (loss)	49,567	(26,608)	—	—	22,959

Interest income (expense)—net	872	(1,398)	(23,839)	—	(24,365)
Equity in earnings of subsidiaries	34	—	16,282	(16,316)	—
Equity in earnings (loss) of joint ventures	(6,221)	170	—	—	(6,051)
Other income (expense)	(3,180)	1,951	—	—	(1,229)
Income (loss) before income taxes	41,072	(25,885)	(7,557)	(16,316)	(8,686)

Income tax (provision) benefit	1,641	(512)	1,368	—	2,497

Net income (loss)	42,713	$(26,397)	$(6,189)	$(16,316)	$(6,189)

Comprehensive income (loss)	$42,713	$(27,646)	$(7,438)	$(15,067)	$(7,438)

GREAT LAKES DREDGE & DOCK CORPORATION AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME(LOSS)
FOR THE YEAR ENDED DECEMBER 31, 2014
(In thousands)

	Subsidiary Guarantors	Non-Guarantor Subsidiaries	GLDD Corporation	Eliminations	Consolidated Totals
Contract revenues	$700,427	$125,434	$—	$(19,030)	$806,831
Costs of contract revenues	(612,178)	(121,187)	—	19,030	(714,335)
Gross profit	88,249	4,247	—	—	92,496

OPERATING EXPENSES:
General and administrative expenses	52,529	15,382	—	—	67,911
Loss on sale of assets—net	513	219	—	—	732
Operating income	35,207	(11,354)	—	—	23,853

Interest income (expense)—net	316	(516)	(19,767)	—	(19,967)
Equity in earnings of subsidiaries	4,443	—	10,373	(14,816)	—
Equity in earnings (loss) of joint ventures	(4,482)	7,377	—	—	2,895
Gain on bargain purchase acquisition	—	2,197	—	—	2,197
Other income	185	25	—	—	210
Income (loss) before income taxes	35,669	(2,271)	(9,394)	(14,816)	9,188

Income tax (provision) benefit	(15,219)	(3,363)	30,112	—	11,530

Income (loss) from continuing operations	20,450	(5,634)	20,718	(14,816)	20,718
Loss from discontinued operations, net of income taxes	(10,423)	(1,343)	(10,423)	11,766	(10,423)
Net income (loss)	$10,027	$(6,977)	$10,295	$(3,050)	$10,295

Comprehensive income (loss)	$9,828	$(7,039)	$10,034	$(2,789)	$10,034

GREAT LAKES DREDGE & DOCK CORPORATION AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED DECEMBER 31, 2016
(In thousands)

	Subsidiary Guarantors	Non-Guarantor Subsidiaries	GLDD Corporation	Eliminations	Consolidated Totals
OPERATING ACTIVITIES:
Cash provided by (used in) operating activities	$74,409	$(16,677)	$(19,062)	$—	$38,670

INVESTING ACTIVITIES:
Purchases of property and equipment	(83,777)	(21)	—	—	(83,798)
Proceeds from dispositions of property and equipment	10,582	7,675	—	—	18,257
Changes in restricted cash	(7,035)	—	—	—	(7,035)
Net change in accounts with affiliates	(5,100)	—	(36,172)	41,272	—
Transfer to parent	—	—	23,000	(23,000)	—
Cash provided by (used in) investing activities	(85,330)	7,654	(13,172)	18,272	(72,576)

FINANCING ACTIVITIES:
Repayment of term loan facility	—	—	(44,582)	—	(44,582)
Deferred financing fees	—	—	(6,817)	—	(6,817)
Repayment of long term note payable	—	—	(1,079)	—	(1,079)
Taxes paid on settlement of vested share awards	—	—	(171)	—	(171)
Net change in accounts with affiliates	32,933	8,339	—	(41,272)	—
Transfer to parent	(23,000)	—	—	23,000	—
Repayments of equipment debt	(296)	(1,128)	—	—	(1,424)
Exercise of stock options and purchases from employee stock plans	—	—	905	—	905
Excess income tax benefit from share-based compensation	—	—	(133)	—	(133)
Borrowings under revolving loans	—	—	288,611	—	288,611
Repayments of revolving loans	—	—	(204,500)	—	(204,500)
Cash provided by financing activities	9,637	7,211	32,234	(18,272)	30,810

Effect of foreign currency exchange rates on cash and cash equivalents	—	79	—	—	79

Net decrease in cash and cash equivalents	(1,284)	(1,733)	—	—	(3,017)

Cash and cash equivalents at beginning of period	11,698	2,484	2	—	14,184

Cash and cash equivalents at end of period	$10,414	$751	$2	$—	$11,167

GREAT LAKES DREDGE & DOCK CORPORATION AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED DECEMBER 31, 2015
(In thousands)

	Subsidiary Guarantors	Non-Guarantor Subsidiaries	GLDD Corporation	Eliminations	Consolidated Totals
OPERATING ACTIVITIES:
Cash provided by (used in) operating activities	$75,489	$(22,679)	$(23,688)	$—	$29,122

INVESTING ACTIVITIES:
Purchases of property and equipment	(70,759)	(3,696)	—	—	(74,455)
Proceeds from dispositions of property and equipment	1,102	220	—	—	1,322
Net change in accounts with affiliates	(32,342)	—	(12,222)	44,564	—
Cash used in investing activities	(101,999)	(3,476)	(12,222)	44,564	(73,133)

FINANCING ACTIVITIES:
Proceeds from term loan facility	—	—	2,640	—	2,640
Repayments of term loan facility	—	—	(5,000)	—	(5,000)
Deferred financing fees	—	—	(111)	—	(111)
Repayment of long term note payable	—	—	(443)	—	(443)
Taxes paid on settlement of vested share awards	—	—	(267)	—	(267)
Net change in accounts with affiliates	(23,491)	31,991	36,064	(44,564)	—
Transfer from parent	17,258	—	(17,258)	—	—
Proceeds from equipment debt	—	—	410	—	410
Repayments of equipment debt	(195)	(1,006)	—	—	(1,201)
Exercise of stock options and purchases from employee stock plans	—	—	1,365	—	1,365
Excess income tax benefit from share-based compensation	—	—	(57)	—	(57)
Purchase of treasury stock	—	—	(1,433)	—	(1,433)
Borrowings under revolving loans	—	—	179,500	—	179,500
Repayments of revolving loans	—	—	(159,500)	—	(159,500)
Cash provided by (used in) financing activities	(6,428)	30,985	35,910	(44,564)	15,903

Effect of foreign currency exchange rates on cash and cash equivalents	—	(97)	—	—	(97)

Net increase (decrease) in cash and cash equivalents	(32,938)	4,733	—	—	(28,205)

Cash and cash equivalents at beginning of period	44,636	(2,249)	2	—	42,389

Cash and cash equivalents at end of period	$11,698	$2,484	$2	$—	$14,184

GREAT LAKES DREDGE & DOCK CORPORATION AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED DECEMBER 31, 2014
(In thousands)

	Subsidiary Guarantors	Non-Guarantor Subsidiaries	GLDD Corporation	Eliminations	Consolidated Totals
OPERATING ACTIVITIES:
Net cash flows provided by (used in) operating activities of continuing operations	$87,629	$(23,354)	$2,879	$—	$67,154
Net cash flows used in operating activities of discontinued operations	(17,328)	(1,024)	—	—	(18,352)
Cash provided by (used in) operating activities	70,301	(24,378)	2,879	—	48,802

INVESTING ACTIVITIES:
Purchases of property and equipment	(86,697)	(5,213)	—	—	(91,910)
Proceeds from dispositions of property and equipment	(178)	246	—	—	68
Payments for acquisitions of businesses	—	(2,048)	(25,000)	—	(27,048)
Payments on vendor performance obligations	(3,100)	—	—	—	(3,100)
Net change in accounts with affiliates	31,964	—	—	(31,964)	—
Net cash flows used in investing activities of continuing operations	(58,011)	(7,015)	(25,000)	(31,964)	(121,990)
Net cash flows provided by investing activities of discontinued operations	5,275	—	—	—	5,275
Cash used in investing activities	(52,736)	(7,015)	(25,000)	(31,964)	(116,715)

FINANCING ACTIVITIES:
Proceeds from term loan facility	—	—	47,360	—	47,360
Repayments of term loan facility	—	—	(417)	—	(417)
Proceeds from issuance of 7 3/8% senior notes	—	—	24,880	—	24,880
Deferred financing fees	—	—	(2,532)	—	(2,532)
Taxes paid on settlement of vested share awards	—	—	(497)	—	(497)
Purchase of noncontrolling interest	—	—	(205)	—	(205)
Net change in accounts with affiliates	7,853	25,823	(65,640)	31,964	—
Transfer to parent	(52,400)	—	52,400	—	—
Repayments of equipment debt	—	(235)	—	—	(235)
Exercise of stock options and purchases from employee stock plans	—	—	1,568	—	1,568
Excess income tax benefit from share-based compensation	—	—	206	—	206
Borrowings under revolving loans	—	—	236,500	—	236,500
Repayments of revolving loans	—	—	(271,500)	—	(271,500)
Cash provided by (used in) financing activities	(44,547)	25,588	22,123	31,964	35,128

Effect of foreign currency exchange rates on cash and cash equivalents	—	(164)	—	—	(164)

Net increase (decrease) in cash and cash equivalents	(26,982)	(5,969)	2	—	(32,949)

Cash and cash equivalents at beginning of period	71,618	3,720	—	—	75,338

Cash and cash equivalents at end of period	$44,636	$(2,249)	$2	$—	$42,389